Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Note F: Property, Plant and Equipment, Net

December 31

(add 000)	2016	2015
Land and land improvements	$915,158	$865,700
Mineral reserves and interests	1,114,560	1,001,295
Buildings	151,115	144,076
Machinery and equipment	3,766,975	3,473,826
Construction in progress	167,722	128,301
	6,115,530	5,613,198
Less accumulated depreciation, depletion and amortization	(2,692,135)	(2,457,198)
Total	$3,423,395	$3,156,000

The gross asset value and accumulated amortization for machinery and equipment recorded under capital leases at December 31 were as follows:

(add 000)	2016	2015
Machinery and equipment under capital leases	$23,117	$19,379
Less accumulated amortization	(8,077)	(5,102)
Total	$15,040	$14,277

Depreciation, depletion and amortization expense related to property, plant and equipment was $268,935,000, $246,874,000 and $211,242,000 for the years ended December 31, 2016, 2015 and 2014, respectively. Depreciation, depletion and amortization expense includes amortization of machinery and equipment under capital leases.

Interest cost of $3,543,000, $5,832,000 and $8,033,000 was capitalized during 2016, 2015 and 2014, respectively.

At December 31, 2016 and 2015, $58,332,000 and $58,937,000, respectively, of the Building Materials business’ net property, plant and equipment were located in foreign countries, namely the Bahamas and Canada.